Provisions - Additional Information (Details) R$ in Millions	12 Months Ended				28 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2006 BRL (R$)	Mar. 31, 2022 BRL (R$)	Sep. 30, 2024 BRL (R$)	Aug. 31, 2021 Number
IfrsStatementLineItems [Line Items]
Tax credit	R$ 229	R$ 148
Provision	1
Amount of contingency	469	368
Estimated probable contingent amount	R$ 6	24
Indemnity of employees, paid				R$ 178
Social security contribution amount				R$ 122
Shareholding transaction description	The federal tax authority issued a tax assessment against CEMIG as a jointly responsible party with its jointly controlled entity Parati S.A. Participações em Ativos de Energia Elétrica (Parati), relating to withholding income tax (Imposto de Renda Retido na Fonte, or IRRF) allegedly applicable to returns paid by reason of a capital gain in a shareholding transaction relating to the purchase by Parati, and sale, by Enlighted, at July 7, 2011, of 100.00% of the equity interests in Luce LLC (a company with head office in Delaware, USA), holder of 75.00% of the shares in the Luce Brasil equity investment fund (FIP Luce), which was indirect holder, through Luce Empreendimentos e Participações S.A., of 13.03% of the total and voting shares of Light S.A. (Light).
Energy billing dispute, refund amount	R$ 275	234
Administrative penalty, amount	26
Additions	508	409	R$ 583
Financial assets	8,072	6,540
Reversals	598	49	241
PIS/PasepTaxes and Cofins [member]
IfrsStatementLineItems [Line Items]
Number Of Infringment Notices | Number							2
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Additions	45	147	332
Reversals	576	2	R$ 150
Interest on Equity [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	80	74
Deposit amount	88	82
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	1,509	1,795
Estimated probable contingent amount	467	432
Customers Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	492	287
Estimated probable contingent amount	94	45
Other Civil Proceedings [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	698	653
Estimated probable contingent amount	62	40
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	637	589
Estimated probable contingent amount	29	26
Public Lighting Contribution (CIP) [member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	1,672	1,582
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	681	594
Tariff Increases [member]
IfrsStatementLineItems [Line Items]
Provision	27	26
Amount of contingency	67	66
Environmental Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	159	149
Other legal Actions [member]
IfrsStatementLineItems [Line Items]
Estimated probable contingent amount	22	13
Estimate contigent liability amount	792	511
Luz Para Todos' Program [member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	344	515
Contractual Imbalance [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	200	246
IPTU [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	190	186
Estimated probable contingent amount	3	2
Social Security Contributions on Income Sharing Payments [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	1,889	1,803
Estimated probable contingent amount	926	1,449
Reversals	584
Real Estate Transmission Tax [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	51
Indemnity of Employees Future Benefit [Member]
IfrsStatementLineItems [Line Items]
Provision	148	142
Amount of contingency	332	319
Social Security Contributions [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	159	148
Income Tax Withheld on Capital Gain in a Shareholding Transaction [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	289	274
CSLL [Member]
IfrsStatementLineItems [Line Items]
Provision	508
Amount of contingency		587
ICMS [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	261	223
Infraction notices, amount					R$ 357
Infraction notices, principal amount					124
Infraction notices, penalty payments					201
Infraction notices, interest amount					R$ 32
Pasep and Cofins Taxes [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	216	200
Power Supply Outages [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	345	103
Administrative Penalty [Member]
IfrsStatementLineItems [Line Items]
Amount of contingency	156	132
Arbitration Proceedings [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	163
Application to Override Corporate Identity [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	146	146
Clearance of Residential Occupation under High Voltage Lines [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	223	130
Additions	12
Volta do Rio Wind Farm [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	311	174
Accounts Receivable From The State Of Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount						R$ 278
Financial assets	13	R$ 13
Power Purchasing Agreement [Member]
IfrsStatementLineItems [Line Items]
Estimated probable contingent amount	R$ 57